Derivative Liabilities (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Derivative Liabilities [Abstract]
Dividend yield	0.00%	0.00%	0.00%